Loans and Allowance for Credit Losses (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 1997
Nonaccrual and restructured loans	¥ 2,008,729,000,000	¥ 1,981,201,000,000
Gross interest income on nonaccrual and restructured loans under the original terms, if recognized	101,100,000,000	96,200,000,000
Gross interest income recognized as interest income on nonaccrual and restructured loans	46,000,000,000	38,800,000,000
Minimum days of accuring loans contractually past due		90
Accruing loans contractually past due 90 days or more	55,748,000,000	26,418,000,000
Commitments to extend credit to customers with restructured loans	13,796,000,000	23,885,000,000
Average recorded investments in impaired loans	1,866,000,000,000	1,717,000,000,000	1,556,000,000,000
Interest income recognized on impaired loans	42,000,000,000	33,400,000,000	40,000,000,000
Decrease in the allowance for credit losses due to loan disposal activity recognized as net charge-offs during the fiscal year	600,000,000	6,800,000,000	13,200,000,000
Loans to Housing Loan Administration Corporation				407,078,000,000
Original maturity term of loans to Housing Loan Administration Corporation				15
Maturity date of loans to Housing Loan Administration Corporation				2011
Interest rate (percentage above Tokyo Interbank Offered Rate) on loans to Housing Loan Administration Corporation				0.125%
Non-interest-bearing deposits with the Special Fund and New Fund				176,089,000,000
Non-interest-bearing deposits with the Special Fund and New Fund, outstanding	362,695,000,000	378,119,000,000
Loans to Resolution and Collection Corporation	169,559,000,000	179,270,000,000
Maturity term of non-interest bearing deposits with the Special Fund and New Fund under government-led loan restructuring program				15
Number of years of the investment income earned by the Special Fund that will be used to absorb loss of Jusen loans	15
Number of years of collection activities of the Jusen loans	15
Impairment loss for the deposits with the Special Fund included in other non-interest expenses	22,705,000,000
Net gains (losses) on disposal of nonperforming loans during the fiscal year	10,382,000,000	17,764,000,000	(1,728,000,000)
Securitized Senior Beneficial Interests [Member]
Retained senior beneficial interest accounted for as investment securities of securitized commercial loans without recourse accounted for as trust			60,671,000,000
The amount of subordinated beneficial interests sold to investors			7,419,000,000
Subordinated beneficial interests of securitized commercial loans without recourse accounted for as trust sold			68,090,000,000
Fair value of securitized senior beneficial interests	22,032,000,000	38,227,000,000
The initial fair value of the senior beneficial interests classified as Level 2 assets at the date of the securitization			¥ 57,461,000,000
Initial one month forward rate, minimum			0.33%
Initial one month forward rate, maximum			1.07%
Initial credit spread, minimum			1.73%
Initial credit spread, maximum			4.83%